FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

In many markets, investors experienced a bumpy, downhill ride during the third fiscal quarter1. However, the preferred securities market was better behaved, with only modest negative performance for the quarter. Total return2 on net asset value (“NAV”) for your Fund was -0.7% for the quarter and 4.0% for the first nine months of fiscal 2015. Total return on market price of Fund shares over the same periods were -1.3% and 0.3%, respectively.

The world is always an uncertain place, and a handful of those uncertainties attracted investor focus late in the quarter. Forecasts for slower economic growth in China and a policy decision in mid-August to devalue the Chinese currency were unwelcome surprises. The action sharpened market focus on what slower growth in China could mean for economies around the world. Simultaneously, European economic growth slipped, after improving in late 2014 and early 2015. Equity markets sold off sharply: better-performing markets “merely” gave up 2015 year-to-date gains and many markets, especially in Asia, traded materially lower. Credit markets (including preferred securities) outperformed equities, but they were still generally in negative territory.

Lower prices for oil and other commodities, a strong U.S. dollar, and an unpredictable (if entertaining) 2016 presidential campaign also contributed to higher volatility in equity markets and, to a lesser extent, credit markets.

U.S. monetary policy added to market uncertainty when the Federal Reserve indicated it was nearing “lift-off” for monetary policy—and then demurred. Having just passed its September meeting, we now know the Federal Open Market Committee (“FOMC”) delayed an initial rate hike for at least another month or three—possibly even until 2016. Monetary policy in the U.S. moved into uncharted territory many years ago with multiple rounds of Quantitative Easing (“QE”). As we move into the next phase of removing monetary accommodation, markets are understandably worried about policy mistakes—moving too fast, or not moving fast enough. Meanwhile, monetary policy in many other areas of the world continues to be very accommodative, and all signs point to continued global easing over the near-term (mostly in the form of QE). Whenever it decides to raise U.S. rates, we expect the FOMC to move slowly in light of global headwinds to growth.

Despite this sea of uncertainty, the preferred securities market experienced comparatively smooth sailing. Prices drifted a bit lower in general, but high income offset much of that price weakness to keep total returns on preferred securities only slightly negative overall. A steady stream of high income, over time, can offset price weakness, which is why long-term creditworthiness is a focus of the Fund.

[1]	June 1, 2015—August 31, 2015
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Credit quality remains healthy, with only modest impacts from many of the broader issues discussed above. The preferred securities market (absent some energy issuers) has limited direct exposure to oil or other commodity markets. Even banks that lend to the energy sector have limited exposure, which makes it unlikely that this would be an issue for creditworthiness of the broader banking system. The preferred securities market has no direct credit exposure to China, although the impact of an economic slowdown in China may be felt in the U.S. over time. Supply in the domestic preferred securities market trended lower during the quarter, which is supportive of spreads, and yields continue to be attractive when compared to fixed-income alternatives.

Many of the uncertainties we discussed will persist for the foreseeable future, but we believe their impact on the preferred securities market will remain muted. The market is always subject to weakening in sympathy with other markets, but we believe preferreds continue to be an attractive asset class that will hold their own as events unfold over coming months and years.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Bradford S. Stone

September 22, 2015

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2015 (Unaudited)

Fund Statistics

Net Asset Value	$24.24

Market Price	$22.29

Discount	8.04%

Yield on Market Price	8.61%

Common Stock Shares Outstanding	19,156,782

Moody’s Ratings*	% of Net Assets†

A	2.4%

BBB	59.7%

BB	26.2%

Below “BB”	4.2%

Not Rated**	6.2%

Below Investment Grade***	32.1%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 1.3%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Citigroup	4.9%

Liberty Mutual Group	4.7%

Bank of America Corporation	4.4%

JPMorgan Chase	4.2%

MetLife	4.2%

PNC Financial Services Group	3.6%

Morgan Stanley	3.5%

Fifth Third Bancorp	3.5%

Wells Fargo & Company	3.4%

M&T Bank Corporation	3.3%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	63%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	49%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 96.7%
	Banking — 53.7%
7,000	AgStar Financial Services ACA, 6.75%, 144A****	$7,353,938	*(1)
103,166	Astoria Financial Corp., 6.50%, Series C	2,623,769	*(1)
	Bank of America Corporation:
$9,107,000	6.50%, Series Z	9,391,594	*
$7,350,000	8.00%, Series K	7,745,062	*(1)
$13,105,000	8.125%, Series M	13,858,537	*(1)
	Barclays Bank PLC:
60,000	7.10%, Series 3	1,540,200	**(2)
27,807	8.125%, Series 5	720,479	**(1)(2)
33,933	BB&T Corporation, 5.625%, Series E	845,695	*
$7,100,000	BNP Paribas, 7.375%, 144A****	7,279,275	**(2)
41,704	Capital One Financial Corporation, 6.70%, Series D	1,109,806	*
	Citigroup, Inc.:
1,180,807	6.875%, Series K	31,589,539	*(1)
103,022	7.125%, Series J	2,845,622	*
$5,000,000	Citizens Financial Group, Inc., 5.50%, 144A****	4,887,500	*
	CoBank ACB:
38,100	6.20%, Series H, 144A****	3,829,050	*
3,450	6.25%, Series F, 144A****	360,741	*
899,035	Fifth Third Bancorp, 6.625%, Series I	24,779,652	*(1)
5,000	First Horizon National Corporation, 6.20%, Series A	125,558	*
34,219	First Niagara Financial Group, Inc., 8.625%, Series B	902,749	*(1)
25,000	First Republic Bank, 6.20%, Series B	652,563	*
	Goldman Sachs Group:
$1,170,000	5.70%, Series L	1,178,775	*
85,979	5.95%, Series I	2,153,043	*(1)
531,522	6.375%, Series K	13,856,779	*(1)
	HSBC PLC:
$4,458,000	HSBC Capital Funding LP, 10.176%, 144A****	6,698,145	(1)(2)
70,800	HSBC Holdings PLC, 8.00%, Series 2	1,810,533	**(2)
340,800	HSBC USA, Inc., 6.50%, Series H	8,687,844	*(1)
	ING Groep NV:
160,000	6.375%	4,038,400	**(1)(2)
38,082	7.05%	978,384	**(2)
3,201	7.20%	82,402	**(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	JPMorgan Chase & Company:
$10,700,000	6.00%, Series R	$10,619,750	*(1)
$8,000,000	6.75%, Series S	8,450,000	*(1)
$10,340,000	7.90%, Series I	10,869,925	*
$14,022,000	Lloyds Banking Group PLC, 6.657%, 144A****	15,757,223	**(1)(2)
	M&T Bank Corporation:
$15,425,000	6.450%, Series E	16,504,750	*(1)
$6,789,000	6.875%, Series D, 144A****	6,873,862	*(1)
	Morgan Stanley:
674,994	6.875%, Series F	18,285,587	*(1)
241,200	7.125%, Series E	6,708,375	*
	PNC Financial Services Group, Inc.:
451,824	6.125%, Series P	12,475,538	*(1)
$11,748,000	6.75%, Series O	12,893,430	*(1)
$8,625,000	RaboBank Nederland, 11.00%, 144A****	10,767,019	(1)(2)
627,170	Regions Financial Corporation, 6.375%, Series B	16,257,814	*(1)
	Royal Bank of Scotland Group PLC:
$4,825,000	RBS Capital Trust II, 6.425%	5,355,750	**(1)(2)
25,000	6.40%, Series M	631,500	**(2)
13,000	6.60%, Series S	328,380	**(2)
622,500	7.25%, Series T	15,879,975	**(1)(2)
110,317	State Street Corporation, 5.90%, Series D	2,891,574	*(1)
288,008	SunTrust Banks, Inc., 5.875%, Series E	7,198,040	*
97,150	US Bancorp, 6.50%, Series F	2,793,305	*(1)
50,000	Valley National Bancorp, 6.25%, Series A	1,277,500	*
	Wells Fargo & Company:
180,300	5.85%, Series Q	4,639,570	*(1)
$18,000,000	7.98%, Series K	19,237,500	*(1)
	Zions Bancorporation:
10,000	6.30%, Series G	268,125	*
$10,000,000	7.20%, Series J	10,475,000	*

		379,365,126

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — 2.2%
	Charles Schwab Corporation:
60,000	6.00%, Series C	$1,510,350	*
$5,600,000	7.00%, Series A	6,498,296	*(1)
	Deutsche Bank:
89,000	Deutsche Bank Contingent Capital Trust III, 7.60%	2,416,573	**(1)(2)
8,103	Deutsche Bank Contingent Capital Trust V, 8.05%	229,165	**(1)(2)
$2,500,000	General Electric Capital Corp., 7.125%, Series A	2,887,375	*(1)
	HSBC PLC:
76,348	HSBC Finance Corporation, 6.36%, Series B	1,914,235	*

		15,455,994

	Insurance — 26.4%
471,995	Allstate Corp., 6.625% Pfd., Series E	12,513,767	*(1)
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57%, 144A****	366,100
$497,000	AIG Life Holdings, Inc., 8.125%, 144A****	688,345
$350,000	American International Group, Inc., 8.175% 05/15/58	462,875
$1,010,000	Aon Corporation, 8.205% 01/01/27	1,292,800
317,980	Arch Capital Group Ltd., 6.75%, Series C	8,509,940	**(1)(2)
4,500	Aspen Insurance Holdings Ltd., 7.401%	118,631	**(2)
	AXA SA:
$6,550,000	6.379%, 144A****	6,983,937	**(1)(2)
$8,500,000	8.60% 12/15/30	11,432,500	(1)(2)
	Axis Capital Holdings Ltd.:
4,300	5.50%, Series D	106,436	**(2)
646,952	6.875%, Series C	17,442,796	**(1)(2)
6,000	Delphi Financial Group, 7.376%, 05/15/37	150,375
181,000	Endurance Specialty Holdings, 7.50%, Series B	4,666,452	**(2)
$988,000	Everest Re Holdings, 6.60%, 05/15/37	958,360	(1)
137,500	Hartford Financial Services Group, Inc., 7.875%	4,292,956
	Liberty Mutual Group:
$17,950,000	7.80% 03/15/37, 144A****	20,956,625	(1)
$8,195,000	10.75% 06/15/58, 144A****	12,333,475	(1)
	MetLife:
$3,759,000	MetLife, Inc., 10.75% 08/01/39	5,959,895	(1)
$17,200,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	23,865,000	(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	PartnerRe Ltd.:
20,486	5.875%, Series F	$519,371	**(2)
37,556	6.50%, Series D	986,314	**(2)
71,237	7.25%, Series E	1,951,288	**(2)
	Prudential Financial, Inc.:
$5,574,000	5.625% 06/15/43	5,735,646	(1)
$6,375,000	5.875% 09/15/42	6,757,500	(1)
$9,070,000	8.875% 06/15/38	10,483,106	(1)
	QBE Insurance:
$8,000,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	8,838,000	(1)(2)
25,950	RenaissanceRe Holdings Ltd., 6.08%, Series C	647,712	**(2)
240,577	W.R. Berkley Corporation, 5.625%	5,892,332	(1)
	XL Group PLC:
$14,850,000	XL Capital Ltd., 6.50%, Series E	11,731,500	(1)(2)

		186,644,034

	Utilities — 3.2%
	Commonwealth Edison:
$2,000,000	COMED Financing III, 6.35% 03/15/33	2,093,418
25,000	Entergy Louisiana, Inc., 6.95%	2,503,125	*
74,236	Integrys Energy Group, Inc., 6.00%	1,990,453	(1)
	PPL Corp:
$10,500,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	8,954,369	(1)
$5,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	4,826,250
$2,000,000	Southern California Edison Co., 6.25%, Series E	2,214,000	*

		22,581,615

	Energy — 3.6%
$9,780,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	7,530,600	(1)
$10,000,000	Enbridge Energy Partners LP, 8.05% 10/01/37	10,025,000	(1)
	Enterprise Products Operating L.P.:
$3,675,000	7.034% 01/15/68, Series B	3,932,250	(1)
$3,750,000	8.375%, 08/01/66, Series A	3,684,375

		25,172,225

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — 6.0%
425,148	Alexandria Real Estate, 6.45%, Series E	$11,096,363	(1)
118,280	Equity CommonWealth, 7.25%, Series E	3,029,328
	Kimco Realty Corporation:
5,000	5.625%, Series K	123,558
116,006	6.90%, Series H	2,943,072	(1)
	National Retail Properties, Inc.:
45,300	5.70%, Series E	1,117,211
127,879	6.625%, Series D	3,348,192
	PS Business Parks, Inc.:
22,908	5.70%, Series V	554,408
20,867	5.75%, Series U	506,233
487,476	6.00%, Series T	12,264,896	(1)
93,290	6.45%, Series S	2,435,102	(1)
19,447	6.875%, Series R	493,954	(1)
104,335	Public Storage, 6.35%, Series R	2,710,884
63,489	Regency Centers Corporation, 6.625%, Series 6	1,650,873

		42,274,074

	Miscellaneous Industries — 1.6%
$10,800,000	Land O’ Lakes, Inc., 8.00%, 144A****	11,067,300	*

		11,067,300

	Total Preferred Securities (Cost $670,624,126)	682,560,368

Corporate Debt Securities — 2.0%
	Banking — 1.6%
$700,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	877,500
309,376	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	7,763,419	(1)
100,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	2,805,150

		11,446,069

	Financial Services — 0.2%
39,267	Affiliated Managers Group, Inc., 6.375% 08/15/42	1,042,598	(1)

		1,042,598

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Communication — 0.2%
63,200	Qwest Corporation, 7.375% 06/01/51	$1,638,302

		1,638,302

	Total Corporate Debt Securities (Cost $13,473,270)	14,126,969

	Money Market Fund — 0.3%
	BlackRock Liquidity Funds:
1,745,699	T-Fund, Institutional Class	1,745,699

	Total Money Market Fund (Cost $1,745,699)	1,745,699

Total Investments (Cost $685,843,095***)	99.0%		698,433,036

Other Assets And Liabilities (Net)	1.0%		7,278,936

Total Managed Assets	100.0%	‡	$705,711,972

Loan Principal Balance			(241,300,000)

Total Net Assets Available To Common Stock			$464,411,972

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2015, these securities amounted to $156,436,135 or 22.2% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $413,287,618 at August 31, 2015.
(2)	Foreign Issuer.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2014 through August 31, 2015 (Unaudited)

Value
OPERATIONS:
Net investment income	$25,686,251
Net realized gain/(loss) on investments sold during the period	1,010,949
Change in net unrealized appreciation/(depreciation) of investments	(9,862,501)

Net increase in net assets resulting from operations	16,834,699

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(27,585,766)

Total Distributions to Common Stock Shareholders	(27,585,766)

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$(10,751,067)

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$475,163,039
Net decrease in net assets during the period	(10,751,067)

End of period	$464,411,972

(1)

These tables summarize the nine months ended August 31, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2014 through August 31, 2015 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.80

INVESTMENT OPERATIONS:
Net investment income	1.34
Net realized and unrealized gain/(loss) on investments	(0.46)

Total from investment operations	0.88

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.44)

Total distributions to Common Stock Shareholders	(1.44)

Net asset value, end of period	$24.24

Market value, end of period	$22.29

Common Stock shares outstanding, end of period	19,156,782

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.20	%*
Operating expenses including interest expense	1.68	%*
Operating expenses excluding interest expense	1.09	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	9	%**
Total managed assets, end of period (in 000’s)	$705,712
Ratio of operating expenses including interest expense to total managed assets	1.12	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.73	%*

(1)

These tables summarize the nine months ended August 31, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

*	Annualized.
**	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2014	$0.1600	$24.72	$22.25	$22.57
January 30, 2015	0.1600	24.90	23.72	23.89
February 27, 2015	0.1600	25.01	23.53	23.65
March 31, 2015	0.1600	25.21	23.41	23.48
April 30, 2015	0.1600	25.10	23.94	23.95
May 29, 2015	0.1600	24.94	23.08	23.16
June 30, 2015	0.1600	24.38	22.31	22.17
July 31, 2015	0.1600	24.58	22.00	22.10
August 31, 2015	0.1600	24.24	22.29	22.32

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2015, the aggregate cost of securities for federal income tax purposes was $689,746,732, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,835,219 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,148,915.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of August 31, 2015 is as follows:

	Total Value at August 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$379,365,126	$322,764,121	$56,601,005	$—
Financial Services	15,455,994	15,455,994	—	—
Insurance	186,644,034	112,160,411	74,483,623	—
Utilities	22,581,615	10,944,822	11,636,793	—
Energy	25,172,225	17,641,625	7,530,600	—
Real Estate Investment Trust (REIT)	42,274,074	42,274,074	—	—
Miscellaneous Industries	11,067,300	—	11,067,300	—
Corporate Debt Securities
Banking	11,446,069	10,568,569	877,500	—
Financial Services	1,042,598	1,042,598	—	—
Communication	1,638,302	1,638,302	—	—
Money Market Fund	1,745,699	1,745,699	—	—

Total Investments	$698,433,036	$536,236,215	$162,196,821	$—

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, securities with an aggregate market value of $16,162,525 were transferred into Level 2 from Level 1. The securities were transferred due to a decrease in the quantity and quality of the information related to trading activity or broker quotes for these securities. During the reporting period, there were no transfers into Level 1 from Level 2. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent ––

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2015

www.preferredincome.com